INTANGIBLE ASSETS, NET (Tables) - Seamless Group Inc [Member]	12 Months Ended
Dec. 31, 2021
SCHEDULE OF INTANGIBLE ASSETS NET

Intangible assets, net as of December 31, 2021 and 2020 consisted of the following:

	December 31,
	2021	2020
	US$	US$

Software	20,547,957	16,931,836
Developed technologies	5,853,354	5,853,354
Trade names and trademarks	7,043,640	7,043,640
Total	33,444,951	29,828,830
Less: accumulated amortization	(20,061,254)	(15,214,893)
Intangible assets, net	13,383,697	14,613,937

SCHEDULE OF FUTURE AMORTIZATION EXPENSES

As of December 31, 2021, the estimated future amortization expense for each of the next five years and thereafter was as follows:

Amortization
US$
For the year ending December 31,
2022	3,533,703
2023	3,002,348
2024	2,438,936
2025	2,270,533
2026	1,833,176
Thereafter	305,001
Total	13,383,697